UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	37,066	$605
EuroPacific Growth Fund, Class R-6	9,256	344
The Growth Fund of America, Inc., Class R-6	22,611	605
The New Economy Fund, Class R-6	15,594	346
New Perspective Fund, Inc., Class R-6	24,128	604
New World Fund, Inc., Class R-6	7,060	345
SMALLCAP World Fund, Inc., Class R-6	18,308	607
		3,456

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	30,026	691
Capital World Growth and Income Fund, Inc., Class R-6	18,708	604
Fundamental Investors, Inc., Class R-6	21,437	692
International Growth and Income Fund, Class R-6	12,193	345
The Investment Company of America, Class R-6	30,881	777
Washington Mutual Investors Fund, Class R-6	31,875	778
		3,887

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	21,103	346
Capital Income Builder, Class R-6	5,506	259
The Income Fund of America, Inc., Class R-6	16,716	259
		864

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	29,680	433

Total investment securities (cost: $8,696,000)		8,640
Other assets less liabilities		(5)

Net assets		$8,635

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$32
Gross unrealized depreciation on investment securities	(88)
Net unrealized depreciation on investment securities	(56)
Cost of investment securities for federal income tax purposes	8,696

American Funds 2050 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,371,360	$22,394
EuroPacific Growth Fund, Class R-6	345,220	12,829
The Growth Fund of America, Inc., Class R-6	836,796	22,393
The New Economy Fund, Class R-6	575,915	12,791
New Perspective Fund, Inc., Class R-6	895,005	22,393
New World Fund, Inc., Class R-6	264,363	12,927
SMALLCAP World Fund, Inc., Class R-6	679,306	22,499
		128,226

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	1,112,683	25,603
Capital World Growth and Income Fund, Inc., Class R-6	697,336	22,531
Fundamental Investors, Inc., Class R-6	793,667	25,603
International Growth and Income Fund, Class R-6	455,553	12,901
The Investment Company of America, Class R-6	1,144,609	28,810
Washington Mutual Investors Fund, Class R-6	1,180,730	28,810
		144,258

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	781,954	12,832
Capital Income Builder, Class R-6	204,803	9,626
The Income Fund of America, Inc., Class R-6	620,634	9,613
		32,071

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,106,444	16,143

Total investment securities (cost: $323,272,000)		320,698
Other assets less liabilities		(266)

Net assets		$320,432

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,383
Gross unrealized depreciation on investment securities	(7,966)
Net unrealized depreciation on investment securities	(2,583)
Cost of investment securities for federal income tax purposes	323,281

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,275,983	$20,837
EuroPacific Growth Fund, Class R-6	320,427	11,907
The Growth Fund of America, Inc., Class R-6	778,655	20,837
The New Economy Fund, Class R-6	536,398	11,913
New Perspective Fund, Inc., Class R-6	832,942	20,840
New World Fund, Inc., Class R-6	244,485	11,955
SMALLCAP World Fund, Inc., Class R-6	631,718	20,923
		119,212

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	1,035,563	23,828
Capital World Growth and Income Fund, Inc., Class R-6	646,335	20,883
Fundamental Investors, Inc., Class R-6	738,697	23,830
International Growth and Income Fund, Class R-6	422,313	11,960
The Investment Company of America, Class R-6	1,065,210	26,811
Washington Mutual Investors Fund, Class R-6	1,098,712	26,809
		134,121

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	726,627	11,924
Capital Income Builder, Class R-6	190,308	8,945
The Income Fund of America, Inc., Class R-6	576,706	8,933
		29,802

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,039,624	15,168

Total investment securities (cost: $294,054,000)		298,303
Other assets less liabilities		(250)

Net assets		$298,053

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,526
Gross unrealized depreciation on investment securities	(3,277)
Net unrealized appreciation on investment securities	4,249
Cost of investment securities for federal income tax purposes	294,054

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	2,660,515	$43,446
EuroPacific Growth Fund, Class R-6	668,083	24,826
The Growth Fund of America, Inc., Class R-6	1,623,550	43,446
The New Economy Fund, Class R-6	1,118,271	24,837
New Perspective Fund, Inc., Class R-6	1,736,315	43,443
New World Fund, Inc., Class R-6	508,673	24,874
SMALLCAP World Fund, Inc., Class R-6	1,317,004	43,619
		248,491

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	2,158,666	49,671
Capital World Growth and Income Fund, Inc., Class R-6	1,347,697	43,544
Fundamental Investors, Inc., Class R-6	1,539,711	49,671
International Growth and Income Fund, Class R-6	879,767	24,915
The Investment Company of America, Class R-6	2,220,440	55,889
Washington Mutual Investors Fund, Class R-6	2,290,511	55,888
		279,578

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,513,759	24,841
Capital Income Builder, Class R-6	396,349	18,628
The Income Fund of America, Inc., Class R-6	1,200,946	18,603
		62,072

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,166,943	31,615

Total investment securities (cost: $621,921,000)		621,756
Other assets less liabilities		(513)

Net assets		$621,243

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,370
Gross unrealized depreciation on investment securities	(12,538)
Net unrealized depreciation on investment securities	(168)
Cost of investment securities for federal income tax purposes	621,924

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	3,069,794	$50,130
EuroPacific Growth Fund, Class R-6	776,027	28,837
The Growth Fund of America, Inc., Class R-6	1,873,388	50,132
The New Economy Fund, Class R-6	1,294,707	28,755
New Perspective Fund, Inc., Class R-6	2,004,686	50,157
New World Fund, Inc., Class R-6	590,246	28,863
SMALLCAP World Fund, Inc., Class R-6	1,525,839	50,536
		287,410

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Inc., Class R-6	2,184,628	50,268
Capital World Growth and Income Fund, Inc., Class R-6	1,333,560	43,087
Fundamental Investors, Inc., Class R-6	1,557,885	50,258
International Growth and Income Fund, Class R-6	1,019,285	28,866
The Investment Company of America, Class R-6	2,282,913	57,461
Washington Mutual Investors Fund, Class R-6	2,354,956	57,461
		287,401

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Class R-6	2,197,436	36,060
Capital Income Builder, Class R-6	765,874	35,996
The Income Fund of America, Inc., Class R-6	2,323,251	35,987
		108,043

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,495,367	36,408

Total investment securities (cost: $729,800,000)		719,262
Other assets less liabilities		(684)

Net assets		$718,578

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,189
Gross unrealized depreciation on investment securities	(22,727)
Net unrealized depreciation on investment securities	(10,538)
Cost of investment securities for federal income tax purposes	729,800

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Class R-6	4,756,055	$77,666
EuroPacific Growth Fund, Class R-6	1,197,205	44,489
The Growth Fund of America, Inc., Class R-6	2,902,143	77,661
The New Economy Fund, Class R-6	2,000,004	44,420
New Perspective Fund, Inc., Class R-6	3,107,386	77,747
New World Fund, Inc., Class R-6	915,326	44,759
SMALLCAP World Fund, Inc., Class R-6	2,358,368	78,109
		444,851

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Inc., Class R-6	2,894,834	66,610
Capital World Growth and Income Fund, Inc., Class R-6	1,725,234	55,742
Fundamental Investors, Inc., Class R-6	2,064,361	66,596
International Growth and Income Fund, Class R-6	1,182,748	33,496
The Investment Company of America, Class R-6	3,089,212	77,755
Washington Mutual Investors Fund, Class R-6	3,643,476	88,901
		389,100

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	5,430,580	89,116
Capital Income Builder, Class R-6	1,421,914	66,830
The Income Fund of America, Inc., Class R-6	4,308,935	66,746
		222,692

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-6	3,967,902	57,892

Total investment securities (cost: $1,125,036,000)		1,114,535
Other assets less liabilities		(878)

Net assets		$1,113,657

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,206
Gross unrealized depreciation on investment securities	(29,714)
Net unrealized depreciation on investment securities	(10,508)
Cost of investment securities for federal income tax purposes	1,125,043

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 34.9%
AMCAP Fund, Class R-6	4,099,324	$66,942
EuroPacific Growth Fund, Class R-6	1,201,323	44,641
The Growth Fund of America, Inc., Class R-6	2,501,568	66,942
The New Economy Fund, Class R-6	1,503,436	33,391
New Perspective Fund, Inc., Class R-6	3,123,002	78,138
New World Fund, Inc., Class R-6	686,512	33,570
SMALLCAP World Fund, Inc., Class R-6	2,028,733	67,192
		390,816

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Inc., Class R-6	2,908,541	66,926
Capital World Growth and Income Fund, Inc., Class R-6	1,732,386	55,973
Fundamental Investors, Inc., Class R-6	2,074,243	66,915
International Growth and Income Fund, Class R-6	1,185,997	33,588
The Investment Company of America, Class R-6	3,103,705	78,120
Washington Mutual Investors Fund, Class R-6	3,660,451	89,315
		390,837

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	5,450,995	89,451
Capital Income Builder, Class R-6	1,427,419	67,088
The Income Fund of America, Inc., Class R-6	4,325,426	67,001
		223,540

BOND FUNDS — 10.2%
U.S. Government Securities Fund, Class R-6	7,832,809	114,281

Total investment securities (cost: $1,162,953,000)		1,119,474
Other assets less liabilities		(934)

Net assets		$1,118,540

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,816
Gross unrealized depreciation on investment securities	(51,295)
Net unrealized depreciation on investment securities	(43,479)
Cost of investment securities for federal income tax purposes	1,162,953

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 19.9%
AMCAP Fund, Class R-6	3,394,439	$55,431
EuroPacific Growth Fund, Class R-6	1,122,243	41,703
The Growth Fund of America, Inc., Class R-6	2,071,910	55,444
New Perspective Fund, Inc., Class R-6	2,776,777	69,475
New World Fund, Inc., Class R-6	283,203	13,849
SMALLCAP World Fund, Inc., Class R-6	1,262,622	41,818
		277,720

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Inc., Class R-6	3,610,829	83,085
Capital World Growth and Income Fund, Inc., Class R-6	2,162,082	69,857
Fundamental Investors, Inc., Class R-6	2,580,605	83,250
International Growth and Income Fund, Class R-6	1,479,353	41,895
The Investment Company of America, Class R-6	3,852,274	96,962
Washington Mutual Investors Fund, Class R-6	4,553,360	111,102
		486,151

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,781,974	111,292
Capital Income Builder, Class R-6	1,775,643	83,455
The Income Fund of America, Inc., Class R-6	5,383,197	83,386
		278,133

BOND FUNDS — 25.2%
The Bond Fund of America, Inc., Class R-6	5,721,309	70,429
Capital World Bond Fund, Inc., Class R-6	3,427,811	70,065
Intermediate Bond Fund of America, Class R-6	5,177,578	70,208
U.S. Government Securities Fund, Class R-6	9,599,642	140,059
		350,761

Total investment securities (cost: $1,463,586,000)		1,392,765
Other assets less liabilities		(991)

Net assets		$1,391,774

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,792
Gross unrealized depreciation on investment securities	(90,693)
Net unrealized depreciation on investment securities	(70,901)
Cost of investment securities for federal income tax purposes	1,463,666

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 14.9%
AMCAP Fund, Class R-6	2,739,842	$44,742
EuroPacific Growth Fund, Class R-6	904,574	33,614
The Growth Fund of America, Inc., Class R-6	1,252,910	33,527
New Perspective Fund, Inc., Class R-6	2,236,719	55,963
		167,846

GROWTH-AND-INCOME FUNDS — 30.0%
American Mutual Fund, Inc., Class R-6	2,919,530	67,178
Capital World Growth and Income Fund, Inc., Class R-6	1,739,770	56,212
Fundamental Investors, Inc., Class R-6	1,734,641	55,960
International Growth and Income Fund, Class R-6	790,985	22,401
The Investment Company of America, Class R-6	2,668,986	67,178
Washington Mutual Investors Fund, Class R-6	2,753,212	67,179
		336,108

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	5,459,167	89,585
Capital Income Builder, Class R-6	1,428,876	67,157
The Income Fund of America, Inc., Class R-6	4,335,519	67,157
		223,899

BOND FUNDS — 35.1%
The Bond Fund of America, Inc., Class R-6	9,135,574	112,459
Capital World Bond Fund, Inc., Class R-6	2,750,920	56,229
Intermediate Bond Fund of America, Class R-6	8,302,093	112,576
U.S. Government Securities Fund, Class R-6	7,719,272	112,624
		393,888

Total investment securities (cost: $1,184,212,000)		1,121,741
Other assets less liabilities		(821)

Net assets		$1,120,920

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,172
Gross unrealized depreciation on investment securities	(78,662)
Net unrealized depreciation on investment securities	(62,490)
Cost of investment securities for federal income tax purposes	1,184,231

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

July 31, 2010
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 5.0%
AMCAP Fund, Class R-6	996,032	$16,265
The Growth Fund of America, Inc., Class R-6	303,696	8,127
New Perspective Fund, Inc., Class R-6	650,079	16,265
		40,657

GROWTH-AND-INCOME FUNDS — 25.0%
American Mutual Fund, Inc., Class R-6	2,120,399	48,790
Capital World Growth and Income Fund, Inc., Class R-6	1,007,599	32,556
Fundamental Investors, Inc., Class R-6	1,007,784	32,511
International Growth and Income Fund, Class R-6	291,210	8,247
The Investment Company of America, Class R-6	1,615,099	40,652
Washington Mutual Investors Fund, Class R-6	1,666,067	40,652
		203,408

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
American Balanced Fund, Class R-6	3,463,901	56,843
Capital Income Builder, Class R-6	1,562,689	73,446
The Income Fund of America, Inc., Class R-6	4,720,641	73,123
		203,412

BOND FUNDS — 45.0%
American High-Income Trust, Class R-6	3,726,979	40,885
The Bond Fund of America, Inc., Class R-6	6,605,954	81,319
Capital World Bond Fund, Inc., Class R-6	1,997,605	40,831
Intermediate Bond Fund of America, Class R-6	8,997,142	122,001
U.S. Government Securities Fund, Class R-6	5,573,735	81,321
		366,357

Total investment securities (cost: $867,106,000)		813,834
Other assets less liabilities		(465)

Net assets		$813,369

Valuation disclosures

Security valuation — The net asset value of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2010, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,664
Gross unrealized depreciation on investment securities	(67,360)
Net unrealized depreciation on investment securities	(53,696)
Cost of investment securities for federal income tax purposes	867,530

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0910O-S25600

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2010